Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
		Apr. 01, 2019	May 31, 2019	May 31, 2024 USD ($) $ / shares shares	May 31, 2023 USD ($)	May 31, 2022 USD ($)	May 31, 2019	May 31, 2024 $ / shares
Significant Of Accounting Policies [Line Items]
Value added tax		13.00%
Vat on sales		13.00%		6.00%
Excess of refund		3.00%
Accounts receivable				$ 29,689	$ 33,074
Deferred revenue				1,780,063	1,337,630
Refund liability	[1]			20,298	19,323
Revenues				4,313,586	2,997,760	$ 3,105,246
Total advertising expenses				86,493	49,365	43,520
Government subsidies received				15,000	16,010	9,170
Aggregate amounts denominated in RMB				$ 2,093,141	2,012,511
Amortization term of long term debt				1 year
Minority interests decrease from redemptions					32,659
East Buy [Member]
Significant Of Accounting Policies [Line Items]
Share based compensation arrangement by share based payment award shares purchased for award | shares				32,425,000
Minority interests decrease from redemptions				$ 84,465
Price per share of minority interests acquired | (per share)				$ 2.61				$ 20.38
Minority interests purchased percentage of outstanding share capital of the investee				3.10%
Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%
Unsecured Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Significant Of Accounting Policies [Line Items]
Unsecured debt fair value				$ 14,403
Service [Member]
Significant Of Accounting Policies [Line Items]
Revenues				3,500,998	2,544,729	3,050,022
Service [Member] | Educational services and test preparation courses [Member]
Significant Of Accounting Policies [Line Items]
Revenues				2,716,174	1,914,865	2,669,020
Service [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues				190,860	178,165	473
Service [Member] | Overseas Study Consulting Services [Member]
Significant Of Accounting Policies [Line Items]
Revenues				439,744	354,764	325,901
Service [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues				154,220	96,935	54,628
Product [Member]
Significant Of Accounting Policies [Line Items]
Revenues				812,588	453,031	55,224
Product [Member] | Private label products and livestreaming Ecommerce and other services [Member]
Significant Of Accounting Policies [Line Items]
Revenues				709,754	379,343	2,530
Product [Member] | Other Segments [Member]
Significant Of Accounting Policies [Line Items]
Revenues				102,834	73,688	$ 52,694
Other Current Liabilities [Member]
Significant Of Accounting Policies [Line Items]
Refund liability				167,369	138,549
Contract With Customer Assets [Member]
Significant Of Accounting Policies [Line Items]
Accounts receivable				0	0
Contract With Customer Liability [Member]
Significant Of Accounting Policies [Line Items]
Deferred revenue				$ 1,780,063	$ 1,337,630
Inter Company Sales [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales							6.00%
Sales [Member] | Self Developed Software Product [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales				13.00%
Sales [Member] | Books and Other Services [Member]
Significant Of Accounting Policies [Line Items]
Vat on sales			9.00%
Minimum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				20.00%
Maximum [Member] | Investee Companies [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company				50.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk				10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Group Customer [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk				10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives				38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives				50 years

[1]	Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.